Segment Information - Equity in Earnings (Losses) of Unconsolidated Investments (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Segment Reporting, Other Significant Reconciling Item [Line Items]
Segment Reporting Information, Investments	$ (1,701)	$ (1,113)	$ (571)
Online Operations
Segment Reporting, Other Significant Reconciling Item [Line Items]
Segment Reporting Information, Investments	(1,413)	(1,198)	(866)
Other Investments
Segment Reporting, Other Significant Reconciling Item [Line Items]
Segment Reporting Information, Investments	$ (288)	$ 85	$ 295